UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
ASSETS
Cash and cash equivalents	$ 269,179	$ 267,369	$ 9,231
Accounts receivable, net	4,385,951	4,594,897	3,952,655
Due from related party	$ 186,381	$ 190,382	$ 188,777
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid assets and other receivable	$ 139,875	$ 964,951	$ 867,266
Other current assets	158,686	162,478	157,948
Restricted cash			4,100
Total Current Assets	5,140,072	6,180,077	5,179,977
Fixed assets, net	35,685	66,963	112,481
Deferred tax assets	860,051	934,464	1,003,893
Total Non-current Assets	895,736	1,001,427	1,116,374
Total Assets	6,035,808	7,181,504	6,296,351
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY
Accounts payable	987,864	1,039,051	1,213,298
Accrued liabilities and other payables	972,999	1,538,398	1,532,305
Salary payable	1,194,816	1,451,471	2,496,202
Taxes payable	267,447	263,494	288,342
Due to related parties	$ 202,817	$ 207,171	$ 201,952
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Contract liabilities	$ 1,679,113	$ 1,464,476	$ 1,881,864
Short term loans, outstanding balance	412,621	421,479	642,375
Total Current Liabilities	5,717,677	6,385,540	8,256,338
Long term loans	3,491,017	3,519,805	1,332,586
Total Non-current Liabilities	3,491,017	3,519,805	1,332,586
Total Liabilities	9,208,694	9,905,345	9,588,924
Commitments and contingencies (see Note 15)
Mezzanine Equity:
Total mezzanine equity	12,891,574	12,891,574	9,089,601
Shareholders' Deficits:
Ordinary shares ($0.0001 par value, 490,222,616 shares authorized; 10,000,000 shares issued and outstanding at April 30, 2025 and October 31, 2024)	1,000	1,000	1,000
Additional paid-in capital	31,854,637	31,837,949	35,574,089
Subscription receivable	(1,000)	(1,000)	(1,000)
Accumulated deficits	(46,998,363)	(46,750,013)	(47,367,045)
Accumulated other comprehensive loss	(920,734)	(703,351)	(589,218)
Total shareholders' deficits	(16,064,460)	(15,615,415)	(12,382,174)
Total Mezzanine Equity and Shareholders' Deficits	(3,172,886)	(2,723,841)	(3,292,573)
Total Liabilities, Mezzanine Equity and Shareholders' Deficits	6,035,808	7,181,504	6,296,351
Series A-1
Mezzanine Equity:
Total mezzanine equity	1,696,586	1,696,586	1,395,763
Series A-2
Mezzanine Equity:
Total mezzanine equity	848,279	848,279	697,868
Series B-1
Mezzanine Equity:
Total mezzanine equity	2,434,918	2,434,918	1,803,192
Series B-2
Mezzanine Equity:
Total mezzanine equity	5,046,942	5,046,942	3,542,833
Series B +
Mezzanine Equity:
Total mezzanine equity	$ 2,864,849	$ 2,864,849	$ 1,649,945